PREPAID EXPENSES	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES

NOTE 3 –PREPAID EXPENSES

Prepaid expense was $21,739 and $21,970 as of May 31, 2020 and August 31, 2019, respectively. Prepaid expense at May 31, 2020 included $15,333 prepaid consulting fees, $2,000 prepayment of OTC market annual fee, $219 prepaid website and domain fee, $1,853 prepaid TV promotion fee, and $2,333 prepaid investor relation fee.

On June 1, 2018, the Company entered into an agreement with an outside phone apps designer to develop a VideoMix smartphone app for video synthesis and sharing. In June of 2019, the Company completed the VideoMix development and reclassified the previously recognized prepaid expense related to this Videomix development as intangible asset. In August of 2019, the Company sold the video mix APP to Anyone Pictures Limited for $422,400 with a gain of $59,792.

On September 5, 2018, the Company acquired a movie copyright from Aura Blocks Limited at a purchase price of $768,000. As of August 31, 2019, the Company has one remaining payment of $153,600 recorded in other payable. The Company sold this movie copyright to China IPTV Industry Park Holding Ltd for $857,600 with a gain of $89,538.

Prepaid expense as of August 31, 2019 includes $6,667 prepaid consulting fees net of amortization, $3,500 prepayment of financial advisor fee, $11,000 prepayment of OTC market annual fee, and $803 prepaid website and domain fee.